Intangible Assets - Summary of Intangible Assets and Goodwill (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	₺ 10,050,172	₺ 8,340,410
Impact of IFRS 15 adaption		830,011
Additions	902,895	687,825
Disposals	(3,738)	(38,161)
Transfers	13,097	7,811
Impairment	(2,540)	(3,232)
Disposal of subsidiary		(5,592)
Effects of movements in exchange rates	348,176	231,100
Balance at end of year	11,308,062	10,050,172
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	19,622,225	15,678,873
Impact of IFRS 15 adaption		1,431,901
Additions	2,821,111	2,264,912
Disposals	(101,544)	(225,845)
Transfers	12,927	7,811
Impairment	(585)
Disposal of subsidiary		(18,561)
Effects of movements in exchange rates	529,169	483,134
Balance at end of year	22,883,303	19,622,225
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	9,572,053	7,338,463
Impact of IFRS 15 adaption		601,890
Additions	1,918,216	1,577,087
Disposals	(97,806)	(187,684)
Transfers	(170)
Impairment	1,955	3,232
Disposal of subsidiary		(12,969)
Effects of movements in exchange rates	180,993	252,034
Balance at end of year	11,575,241	9,572,053
Construction in progress [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	18,007	127,637
Additions	85,202	485,815
Transfers	(96,991)	(618,032)
Impairment	(585)
Effects of movements in exchange rates	7,819	22,587
Balance at end of year	13,452	18,007
GSM and other telecommunication operating licenses [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	8,722,998	8,139,628
Additions	8,871	6,394
Disposals	(17,035)	(220,986)
Transfers	29,161	466,379
Effects of movements in exchange rates	388,622	331,583
Balance at end of year	9,132,617	8,722,998
GSM and other telecommunication operating licenses [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	2,948,235	2,419,230
Additions	611,197	533,311
Disposals	(17,035)	(184,582)
Impairment	17
Effects of movements in exchange rates	90,554	180,276
Balance at end of year	3,632,968	2,948,235
Computer software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	8,539,038	7,117,116
Additions	1,441,780	1,175,040
Disposals	(44,952)	(4,822)
Transfers	89,729	159,453
Disposal of subsidiary		(18,370)
Effects of movements in exchange rates	108,329	110,621
Balance at end of year	10,133,924	8,539,038
Computer software [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	5,481,895	4,770,880
Additions	768,238	663,967
Disposals	(41,214)	(3,071)
Transfers	7,770
Impairment	1,902	3,232
Disposal of subsidiary		(12,793)
Effects of movements in exchange rates	71,542	59,680
Balance at end of year	6,290,133	5,481,895
Transmission lines [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	73,139	71,820
Additions	1,240	1,319
Balance at end of year	74,379	73,139
Transmission lines [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	67,017	62,468
Additions	4,585	4,549
Balance at end of year	71,602	67,017
Central betting system operating right [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	11,981	11,981
Additions	445
Balance at end of year	12,426	11,981
Central betting system operating right [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	12,074	11,491
Additions	301	583
Balance at end of year	12,375	12,074
Indefeasible right of usage [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	117,618	112,556
Additions		5,062
Balance at end of year	117,618	117,618
Indefeasible right of usage [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	31,855	23,274
Additions	8,565	8,581
Balance at end of year	40,420	31,855
Brand name [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	7,040	7,040
Additions	700
Balance at end of year	7,740	7,040
Brand name [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	7,040	6,512
Additions		528
Balance at end of year	7,040	7,040
Customer base [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	15,512	15,512
Balance at end of year	15,512	15,512
Customer base [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	12,211	11,774
Additions	437	437
Balance at end of year	12,648	12,211
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	32,834	32,834
Balance at end of year	32,834	32,834
Subscriber acquisition costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	2,034,053
Impact of IFRS 15 adaption		1,431,901
Additions	1,232,539	583,809
Disposals	(39,496)
Effects of movements in exchange rates	21,763	18,343
Balance at end of year	3,248,859	2,034,053
Subscriber acquisition costs [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	974,200
Impact of IFRS 15 adaption		601,890
Additions	495,861	360,232
Disposals	(39,496)
Effects of movements in exchange rates	17,041	12,078
Balance at end of year	1,447,606	974,200
Other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	50,005	42,749
Additions	50,334	7,473
Disposals	(61)	(37)
Transfers	(8,972)	11
Disposal of subsidiary		(191)
Effects of movements in exchange rates	2,636
Balance at end of year	93,942	50,005
Other [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	37,526	32,834
Additions	29,032	4,899
Disposals	(61)	(31)
Transfers	(7,940)
Impairment	36
Disposal of subsidiary		(176)
Effects of movements in exchange rates	1,856
Balance at end of year	₺ 60,449	₺ 37,526